Subsequent Event - Additional Information (Detail) ฿ / shares in Units, $ / shares in Units, $ in Thousands, ฿ in Millions				3 Months Ended
	Feb. 02, 2022 USD ($) $ / shares shares	Mar. 12, 2021 USD ($)	Mar. 12, 2021 THB (฿) ฿ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Copper price per ton					$ 9,692
Subsequent Event [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Copper price per ton				$ 10,337
Unrealized loss				$ 800
Rights Offering [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares	6,796,558
Rights offering price per share | $ / shares	$ 1.22
Gross proceeds on exercise of subscription rights before expenses	$ 8,300
Charoong Thai Wire and Cable Public Company Limited [Member] | Major ordinary share transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Dividend payments declared to its shareholders		$ 1,200	฿ 39.8
Dividend payments declared to its shareholders, per share | ฿ / shares			฿ 0.10
Dividend payment date		May 20, 2022	May 20, 2022
Dividends paid to non-controlling interests		$ 600